EXHIBIT C

CLASS A CUSIP #00761HAG6
CLASS B CUSIP #00761HAH4
CLASS C CUSIP #00761HAJ0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2001-A
                          PERIOD ENDING MARCH 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as supplemented by the Series 2001-A Indenture Supplement, the Transfer and Servicing Agreement or the Trust Agreement. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as supplemented by the Series 2001-A Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of April 20, 2006 and with respect to the performance of the Trust during the Monthly Period of March 1, 2006 through March 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is April 19, 2006.

The Determination Date with respect to the current calendar month is April 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August 1, 2000.   Included in Exhibit 4.1 to the Form 8-K filed with
                                                the SEC on August 30, 2000 by Advanta Business
                                                Receivables Corp.

Series 2001-A Indenture Supplement, dated as    Included in Exhibit 4.1 to the Form 8-K filed with
of April 1, 2001.                               the SEC on April 24, 2001 by Advanta Business
                                                Receivables Corp.

Transfer and Servicing Agreement, dated as of   Included in Exhibit 4.3 to the Form 8-K filed with
August 1, 2000.                                 the SEC on August 30, 2000 by Advanta Business
                                                Receivables Corp.

Trust Agreement, dated as of August 1, 2000.    Included in Exhibit 4.4 to the Form 8-K filed with
                                                the SEC on August 30, 2000 by Advanta Business
                                                Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                   Total amount of
                                principal to be paid   Per $1,000
                                --------------------   ----------
       1. Class A Noteholders            $--               --
       2. Class B Noteholders            $--               --
       3. Class C Noteholders            $--               --
       4. Class D Noteholders            $--               --

II. Information regarding the current monthly interest distribution to the Noteholders

                                  Total amount of
                                interest to be paid   Per $1,000
                                -------------------   ----------
       1. Class A Noteholders      $1,049,091.67        4.37122
       2. Class B Noteholders      $  138,077.55        4.84483
       3. Class C Noteholders      $  114,399.69        5.44760
       4. Class D Noteholders      $   88,393.59        8.41844

III. Information regarding the total monthly distribution to the Noteholders

                                 Total amount
                                  to be paid    Per $1,000
                                -------------   ----------
       1. Class A Noteholders   $1,049,091.67     4.37122
       2. Class B Noteholders   $  138,077.55     4.84483
       3. Class C Noteholders   $  114,399.69     5.44760
       4. Class D Noteholders   $   88,393.59     8.41844

IV. Information regarding the performance of the Advanta Business Card Master Trust

       1.  The aggregate amount of such Collections with respect to Principal
           Receivables for the Monthly Period preceding such Payment Date.......   $  845,500,619.29

       2.  The aggregate amount of such Collections with respect to Finance
           Charge and Administrative Receivables for the Monthly Period
           preceding such Payment Date..........................................   $   66,661,908.66

       2a. Interchange for the Monthly Period preceding such Payment Date
           (included in the amount shown above on line item IV. 2. )............   $   15,663,813.77

       2b. Recoveries for the Monthly Period preceding such Payment Date
           (included in the amount shown above on line item IV. 2.).............   $    2,577,849.53

       3.  The Defaulted Amount for the preceding Monthly Period................   $   13,322,527.48

       4.  The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding
           Monthly Period, and the denominator is the average Receivables for
           the preceding Monthly Period.........................................                3.37%

       5.  The total amount of Principal Receivables in the Trust at the
           beginning of the preceding Monthly Period............................   $3,697,036,730.85

       6.  The total amount of Principal Receivables in the Trust as of the last
           day of the preceding Monthly Period..................................   $3,841,397,214.72

       7.  The total amount of Finance Charge and Administrative Receivables in
           the Trust at the beginning of the preceding Monthly Period...........   $   56,056,081.91

       8.  The total amount of Finance Charge and Administrative Receivables in
           the Trust as of the last day of the preceding Monthly Period.........   $   56,157,909.49

       9.  The aggregated Adjusted Invested Amounts of all Series of Notes
           outstanding as of the last day of the preceding Monthly Period.......   $3,001,718,346.00

       10. The Transferor Interest as of the last day of the preceding Monthly
           Period...............................................................   $  839,678,868.72

       11. The transferor percentage as of the last day of the preceding Monthly
           Period...............................................................               21.86%

       12. The Required Transferor Percentage...................................                6.00%

       13. The Required Transferor Interest.....................................   $  230,483,832.88

       14. The monthly principal payment rate for the preceding Monthly Period..             22.870%

       15  The balance in the Excess Funding Account as of the last day of the
           preceding Monthly Period.............................................   $              --

       16. The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly
           Period preceding such Payment Date:

                                                              Percentage      Aggregate
                                                               of Total        Account
                                                             Receivables       Balance
                                                             -----------   ---------------
              (a) Delinquent between 30 days and 59 days        0.926%     $ 36,100,536.08
              (b) Delinquent between 60 days and 89 days        0.745%     $ 29,035,222.26
              (c) Delinquent between 90 days and 119 days       0.546%     $ 21,282,953.11
              (d) Delinquent between 120 days and 149 days      0.394%     $ 15,347,315.51
              (e) Delinquent between 150 days and 179 days      0.378%     $ 14,727,296.98
              (f) Delinquent 180 days or greater                0.000%     $            --
                                                                -----      ---------------
              (g) Aggregate                                     2.989%     $116,493,323.94
                                                                =====      ===============

V.   Information regarding Series 2001-A

       1. The amount of Principal Receivables in the Trust represented by the
          Invested Amount of Series 2001-A as of the last day of the related
          Monthly Period........................................................                  $300,000,000.00

       2. The amount of Principal Receivables in the Trust represented by the
          Adjusted Invested Amount of Series 2001-A on the last day of the
          related Monthly Period................................................                  $300,000,000.00
                                                                                   NOTE FACTORS

       3. The amount of Principal Receivables in the Trust represented by the
          Class A Note Principal Balance on the last day of the related Monthly
          Period................................................................      1.0000      $240,000,000.00

       4. The amount of Principal Receivables in the Trust represented by the
          Class B Note Principal Balance on the last day of the related Monthly
          Period................................................................      1.0000      $ 28,500,000.00

       5. The amount of Principal Receivables in the Trust represented by the
          Class C Note Principal Balance on the last day of the related Monthly
          Period................................................................      1.0000      $ 21,000,000.00

       6. The amount of Principal Receivables in the trust represented by the
          Class D Note Principal Balance on the last day of the related Monthly
          Period................................................................      1.0000      $ 10,500,000.00

       7. The Floating Investor Percentage with respect to the period:

          March 1, 2006 through March 19, 2006                                                          8.1146070%
          March 20, 2006 through March 31, 2006                                                         7.7679612%

       8. The Fixed Investor Percentage with respect to the period:

          March 1, 2006 through March 19, 2006                                                                N/A
          March 20, 2006 through March 31, 2006                                                               N/A

       9. The amount of Investor Principal Collections applicable to Series
          2001-A................................................................                  $ 67,352,788.67

       10a. The amount of Available Finance Charge Collections on deposit in the
            Collection Account for the related Monthly Period ..................   $3,864,049.24

       10b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of
            Available Finance Charge Collections not on deposit in the
            Collection Account for the related Monthly Period ..................   $1,457,118.41

       11.  The Investor Default Amount for the related Monthly Period .........   $1,041,753.57

       12.  The Monthly Servicing Fee for the related Monthly Period ...........   $  500,000.00

       13.  The excess spread amount for the related Monthly Period (Available
            Finance Charge Collections minus the sum of the amounts determined pursuant to subsections 4.04 (a) (i) - (v) and subsection 4.04 (a)
            (viii) of the Series 2001-A Indenture Supplement) ..................   $2,389,451.58

       14.  Trust yields for the related Monthly Period

               a. The cash yield for the related Monthly Period ................           21.29%
               b. The default rate for the related Monthly Period ..............            4.17%
               c. The Net Portfolio Yield for the related Monthly Period .......           17.12%
               d. The Base Rate for the related Monthly Period .................            7.56%
               e. The Excess Spread Percentage for the related Monthly Period ..            9.56%
               f. The Quarterly Excess Spread Percentage for the related
                  Monthly Period ...............................................            9.24%

                     i)   Excess Spread Percentage related to Mar-06                        9.56%
                     ii)  Excess Spread Percentage related to Feb-06                        9.55%
                     iii) Excess Spread Percentage related to Jan-06                        8.60%

       15.  Floating Rate Determinations:

       LIBOR for the Interest Period from March 20, 2006 through and
          including April 19, 2006                                                       4.77625%

       16.  Principal Funding Account

               a. The beginning Principal Funding Account Balance (ending
                  balance as of the previous Payment Date) .....................   $          --
               b. Principal Funding Investment Proceeds for the related Payment
                  Date .........................................................   $          --
               c. Principal Funding Investment Proceeds withdrawn and deposited into the Collection Account to be treated as Available Finance
                  Charge Collections for the related Payment Date ..............   $          --
               d. During the Controlled Accumulation Period, the amount of
                  Monthly Principal deposited into the Principal Funding
                  Account ......................................................   $          --
               e. On the earliest to occur of (a) the first Payment Date during the Early Amortization Period and (b) the Expected Final
                  Principal Payment Date, the amount withdrawn for payment to
                  the Noteholders ..............................................   $          --
               f. The ending Principal Funding Account Balance on the related
                  Payment Date .................................................   $          --
                                                                                   -------------
               g. The Accumulation Shortfall with respect to the related Monthly
                  Period .......................................................   $          --
                                                                                   =============

       17.  Reserve Account

               a. The beginning Reserve Account balance (ending balance as of
                  the previous Payment Date) ...................................   $          --
               b. Interest earnings on the Reserve Account .....................   $          --
               c. Interest earnings on the Reserve Account withdrawn and
                  deposited into the Collection Account to be treated as
                  Available Finance Charge Collections for the related Payment
                  Date .........................................................   $          --
               d. On each Payment Date from and after the Reserve Account
                  Funding Date, the amount deposited into the Reserve Account pursuant to subsection 4.04(a)(vii) of the Series 2001-A
                  Indenture Supplement .........................................   $          --
               e. The Reserve Draw Amount deposited into the Collection Account and treated as Available Finance Charge Collections for the
                  related Monthly Period .......................................   $          --
               f. The Reserve Account Surplus withdrawn and deposited into the
                  Cash Collateral Account ......................................   $          --
               g. Amount withdrawn from the Reserve Account and paid to the holders of the Trust Beneficial Interests pursuant to
                  subsection 4.10(f) of the Series 2001-A Indenture
                  Supplement ...................................................   $          --
                                                                                   -------------
               h. The ending Reserve Account balance on the related Payment
                  Date .........................................................   $          --
                                                                                   =============
               i. The Required Reserve Account Amount on the related Payment
                  Date .........................................................   $          --
               j. The Available Reserve Account Amount on the related Payment
                  Date .........................................................   $          --

       18.  Cash Collateral Account

               a. The beginning Cash Collateral Account balance (ending balance
                  as of the previous Payment Date) .............................   $5,250,000.00
               b. Investment Earnings since the preceding Payment Date .........   $   19,884.27
               c. Amount withdrawn from the Cash Collateral Account to cover disbursements pursuant to subsections 4.04(a)(iv) and 4.04(a)
                  (viii) of the Series 2001-A Indenture Supplement .............   $          --
               d. Amount withdrawn from the Cash Collateral Account on the
                  Series 2001-A Final Maturity Date for distributions to the
                  Class C Noteholders and the Class D Noteholders ..............   $          --
               e. Amount withdrawn from the Cash Collateral Account on the day following the occurrence of an Event of Default for
                  distributions to the Class C Noteholders and the Class D
                  Noteholders ..................................................   $          --
               f. Amount deposited into the Cash Collateral Account to cover any
                   Cash Collateral Account Deficiency ..........................   $          --
               g. Amount withdrawn from the Cash Collateral Account equaled to the excess over the Required Cash Collateral Account Amount
                  and paid to the Transferor ...................................   $   19,884.27
               h. Remaining Cash Collateral Account amount withdrawn on the date on which the Class C Note Principal Balance and the Class D
                  Note Principal Balance have been paid in full and paid to the
                  Transferor ...................................................   $          --
                                                                                   -------------
               i. The ending Cash Collateral Account balance on the related
                  Payment Date .................................................   $5,250,000.00
                                                                                   =============

               j. The Required Cash Collateral Account Amount on the related
                  Payment Date .................................................   $5,250,000.00
               k. The Available Cash Collateral Account Amount on the related
                  Payment Date .................................................   $5,250,000.00

       19.  Investor Charge-Offs

               a. The aggregate amount of Investor Charge-Offs for the related
                  Monthly Period ...............................................   $          --
               b. The aggregate amount of Investor Charge--Offs reimbursed on
                  the Payment Date .............................................   $          --

       20.  The Monthly Principal Reallocation Amount for the related Monthly
            Period .............................................................   $          --

Advanta Bank Corp.
as Servicer


By: /s/ Michael Coco
    ---------------------------------
Name: Michael Coco
Title: Vice President and Treasurer